Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance at Dec. 31, 2020	$ 121	$ 488,208	$ 2,733	$ 27,955	$ 519,017
Balance (in Shares) at Dec. 31, 2020	45,988,613
Exercise of options and vesting of restricted stock units		1,754			1,754
Exercise of options and vesting of restricted stock units (in Shares)	288,944
Share-based compensation		6,899			6,899
Warrants to customers		9,711			9,711
Other comprehensive loss			(712)		(712)
Net income (loss)				10,701	10,701
Balance at Jun. 30, 2021	$ 121	506,572	2,021	38,656	547,370
Balance (in Shares) at Jun. 30, 2021	46,277,557
Balance at Dec. 31, 2021	$ 133	875,367	571	43,482	919,553
Balance (in Shares) at Dec. 31, 2021	49,619,782
Exercise of options and vesting of restricted stock units	$ 1	339			340
Exercise of options and vesting of restricted stock units (in Shares)	175,908
Share-based compensation		10,779			10,779
Warrants to customers		12,521			12,521
Other comprehensive loss			(12,104)		(12,104)
Net income (loss)				(24,673)	(24,673)
Balance at Jun. 30, 2022	$ 134	$ 899,006	$ (11,533)	$ 18,809	$ 906,416
Balance (in Shares) at Jun. 30, 2022	49,795,690